Acquisitions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	2 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2011	Jun. 30, 2010 Cyrus Networks [Member]	Jan. 23, 2013 Predecessor [Member]	Mar. 31, 2012 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member] Cyrus Networks [Member]	Jun. 11, 2010 Cincinnati Bell Inc. [Member] Cyrus Networks [Member]
Business Acquisition [Line Items]
Equity interest acquired										100.00%
Purchase price			$ 526.0							$ 526.0
Revenues contributed by acquiree									44.9
Operating income contributed by acquiree									0.6
Acquisition costs									9.0
Management fees					0.7	2.5	2.3	3.6	1.8
Decrease in goodwill upon finalization of purchase price		$ 0.1